UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2009

Date of reporting period:  February 28, 2009

Item 1. Schedule of Investments.

Schedule of Investments
February 28, 2009 ( Unaudited)
Cookson Peirce Core Equity Fund

			Shares	Value
COMMON STOCKS - 99.63%
Airlines - 2.05%
JetBlue Airways Corp. (a)			73,000	$278,130
Biotechnology - 8.18%
Celgene Corp. (a)			11,680	522,446
Isis Pharmaceuticals, Inc. (a)			45,800	588,988
				1,111,434
Chemicals - 12.17%
Calgon Carbon Corp. (a)			42,000	615,300
The Scotts Miracle-Gro Co.			16,700	466,431
Sociedad Quimica y Minera de Chile SA - ADR			19,800	570,636
				1,652,367
Commercial Banks - 3.48%
Commerce Bancshares Inc.			13,590	471,981
Commercial Services & Supplies - 4.95%
Tetra Tech, Inc. (a)			30,000	672,000
Construction Materials - 3.38%
Martin Marietta Materials, Inc.			6,000	459,360
Diversified Consumer Services - 7.27%
Brink's Home Security Holdings, Inc. (a)			19,810	415,416
Corinthian Colleges, Inc. (a)			29,000	571,300
				986,716
Energy Equipment & Services - 5.83%
Helmerich & Payne, Inc.			14,500	343,070
IHS, Inc. (a)			11,000	448,030
				791,100
Food Products - 4.46%
Ralcorp Holdings, Inc. (a)			10,000	606,000
Health Care Providers & Services - 6.34%
Express Scripts, Inc. (a)			9,650	485,395
Omnicare, Inc.			14,500	375,985
				861,380
Health Care Technology - 2.72%
athenahealth, Inc. (a)			14,500	369,460
Household Durables - 3.09%
Toll Brothers, Inc. (a)			26,500	420,025
Insurance - 3.02%
Chubb Corp.			10,500	409,920
Internet & Catalog Retail - 3.72%
Amazon.com, Inc. (a)			7,800	505,362
Life Science Tools & Services - 4.19%
Sequenom, Inc. (a)			38,900	569,107
Multiline Retail - 4.65%
Family Dollar Stores, Inc.			23,000	631,120
Oil, Gas & Consumable Fuels - 10.14%
ChevronTexaco Corp.			6,220	377,616
Noble Energy, Inc.			11,000	500,940
Range Resources Corp.			14,000	497,980
				1,376,536
Semiconductors & Semiconductor Equipment - 3.47%
Cree, Inc. (a)			24,000	471,360
Software - 3.20%
Oracle Corp. (a)			28,000	435,120
Water Utilities - 3.32%
Aqua America, Inc.			24,500	450,800
TOTAL COMMON STOCKS (Cost $15,279,020)				$13,529,278

			Principal
			Amount
SHORT TERM INVESTMENTS - 0.64%
The AIM STIT Liquid Assets Portfolio
0.956%, 01/01/2050 (b)			$87,135	87,135
TOTAL SHORT TERM INVESTMENTS (Cost $87,135)				$87,135

Total Investments (Cost $15,366,155) - 100.27%				13,616,413
Liabilities in Excess of Other Assets - (0.27)%				(36,932)
TOTAL NET ASSETS - 100.00%				$13,579,481

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a) Non Income Producing
(b)	Variable rate security; the rate shown represents the rate at February 28, 2009.

The cost basis of investments for federal income tax purposes at February 28, 2009 was as follows*:

Cost of investments				$15,366,155
Gross unrealized appreciation				485,500
Gross unrealized depreciation				(2,235,242)
Net unrealized depreciation				$(1,749,742)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

FAS 157 – Summary of Fair Value Exposure at February 28, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund’s investments carried at fair value:

		Level 1 -	Level 2 -	Level 3 -
		Quoted prices in	Significant	Significant
		active markets	other observable	unobservable
Description	Total	for identical assets	inputs	inputs
Assets:
Securities	$ 13,616,413	$ 13,616,413	$ -	$ -
Total	$ 13,616,413	$ 13,616,413	$ -	$ -

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By        /s/ Joseph Neuberger
   Joseph Neuberger, President

Date                April 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By        /s/ Joseph Neuberger
   Joseph Neuberger, President

Date                 April 21, 2009

By        /s/ John Buckel
John Buckel, Treasurer

Date                 April 22, 2009